Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. Georgios Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including an omnibus agreement with the Sponsor, as amended, (the “Omnibus Agreement”).

Due to the ongoing Russian war with Ukraine, the United States (“U.S.”), the European Union (“E.U.”), the United Kingdom (“U.K.”), and other countries and organizations have publicly announced and enacted extensive sanctions against Russia to impose severe economic pressure on the Russian economy and government.

On October 23, 2025, the E.U. adopted the 19th package of sanctions (the “19th Package”), which prohibits the purchase, import or transfer, directly or indirectly, by E.U. persons and non-E.U. persons with an E.U.-nexus, of LNG that originates in Russia or is exported from Russia (the “LNG Prohibition”). The LNG Prohibition applies from January 1, 2027 with respect to supply contracts with a duration exceeding one year (“Long Term Contracts”) that were executed before June 17, 2025 and that have not since been amended, other than by amendments falling within specified categories.

On July 23, 2026, the E.U. amended the 19th Package with the adoption of the 21st package of sanctions (the “21st Package”). The 21st Package introduced an exemption to the LNG Prohibition, initially until July 25, 2027, and thereafter for successive periods of one year, unless the Council of the E.U. (the “E.U. Council”), following an annual review, decides otherwise. The exemption applies to transfers of LNG destined for third countries, pursuant to Long Term Contracts that were executed before February 24, 2022 and that have not since been amended, other than by amendments falling within specified categories, provided that, the volume of LNG transferred each year under the relevant contract does not exceed the yearly volume of LNG transferred in 2025 under such contract (the “Legacy Contract Derogation”).

Separately, on May 20, 2026, the U.K. enacted the Russia (Sanctions) (EU Exit) (Amendment) Regulations 2026, which prohibit U.K. persons from providing or facilitating maritime transportation services for Russian-origin LNG, including carriage to third countries, subject to limited exceptions and licensing arrangements. The U.K. prohibition will apply beginning January 1, 2027 with respect to certain Long Term Contracts that were executed before June 17, 2025 and that have not since been amended, other than by amendments falling within specified categories.

One of the Partnership’s charterers, Yamal Trade Pte. Ltd. (“Yamal”), employs two of its vessels, the Yenisei River and Lena River, on existing Long Term Contracts that extend to 2033 and 2034, respectively (the “Yamal Charters”). These vessels, since commencement of the Yamal Charters, have been engaged in the transportation of LNG produced in Russia for discharge at destinations worldwide in compliance with applicable sanctions regulations.

1. Basis of Presentation and General Information (continued):

The Partnership believes that the transportation of LNG under the Yamal Charters to destinations outside the E.U. currently falls within the Legacy Contract Derogation and, accordingly, are outside the scope of the LNG Prohibition. However, there can be no assurance that the Partnership’s interpretation of the Legacy Contract Derogation is correct, or that regulatory authorities or the Partnership’s counterparties will agree with the Partnership’s interpretation. Furthermore, there can be no assurance that the transportation of LNG under the Yamal Charters will continue to meet the requirements of the Legacy Contract Derogation, including with respect to the yearly volume limitation, or that the E.U. Council will not decide, following an annual review, to shorten or terminate the Legacy Contract Derogation, or that sanctions regulations will not be further implemented, amended, or expanded to restrict the transportation of Russian-origin LNG. These risks are outside of the Partnership’s control, and if one or more of these events were to occur, the Partnership’s vessels would be restricted from transporting LNG originating in or exported from Russia, which would affect Yamal’s ability to continue employing the vessels in the manner currently conducted. Notwithstanding the foregoing, the Partnership believes the Yamal Charters would remain enforceable, however, Yamal may not agree with the Partnership’s interpretation, which could result in disputes, non-performance, litigation or early termination of the Yamal Charters, among other things. In addition, sanctions may be extended, amended or interpreted in ways that require the early termination of the Yamal Charters, or give rise to rights of Yamal, including the purchase option exercisable on a sanctions event described herein.

Furthermore as a result of the U.K. regulations described above, the Partnership expects that it will be required to replace certain key service providers currently based in the U.K., with providers established outside the U.K. There can be no assurance that replacement services will be available on comparable terms, or at all. Any inability to obtain such services, or delay in obtaining them, could disrupt the operation of the affected vessels, result in additional costs or periods of off-hire, or affect the Partnership’s ability to perform its obligations under the Yamal Charters or to comply with covenants in its debt agreements.

As there is currently uncertainty regarding the global impact of the conflict, which is ongoing, it is possible that further developments in sanctions or escalation of the conflict will affect the Partnership’s ability to continue to employ two out of its six vessels to the current charterers and the suspension, termination, or cancellation of such charter parties, could thus adversely affect the Partnership’s results of operation, cash flows and financial condition. The Partnership believes that despite the continuing uncertainty, in the event of suspension, termination, cancellation of any of these charters, it will be able to enter into replacement time charters acceptable to the lessors.

As of June 30, 2026, the Partnership reported cash and cash equivalents of $59,500 and had a working capital deficit of $9,300, which was mainly due to the current portion of its other financial liabilities. The Partnership believes that current sources of funds and those that the Partnership anticipates to internally generate for a period of at least the next twelve months, will be sufficient to fund the operations of its fleet, and to meet the Partnership’s normal working capital requirements, service principal and interest of debt and other financial liabilities, make at least the required distribution on Series A Preferred Units, in accordance with the Partnership’s Agreement. Accordingly, the Partnership continues to adopt the going concern basis in preparing its financial statements.

The Partnership is engaged in the seaborne transportation industry through the ownership of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of June 30, 2026:

Vessel Owning Subsidiaries:

	Country of		Delivery
	incorporation/		date from	Delivery date to
Company Name	formation	Vessel Name	shipyard	Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	October 2013	149,700
Noteworthy Shipping Limited (“Noteworthy”), (formerly known as Fareastern Shipping Limited)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

1. Basis of Presentation and General Information (continued):

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding share capital of Dynagas LNG Carriers Ltd. (“Dynagas LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes, discussed under the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2022, which was filed with the SEC, on April 21, 2023 and engaging in other activities incidental thereto.

Dynagas LNG Carriers Ltd. (“Dynagas LNG”) (formerly known as Arctic LNG Carriers Ltd.)	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Noteworthy, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG

Since the Partnership’s inception, the technical, administrative, and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).

As of June 30, 2026, the Partnership’s Sponsor owned 42.9% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S Securities and Exchange Commission (the “SEC”) for interim financial reporting. The unaudited interim condensed consolidated financial statements include the accounts of Dynagas Partners and its wholly owned subsidiaries, referred to above. All intercompany balances and transactions have been eliminated upon consolidation.

These unaudited interim condensed consolidated financial statements and accompanying notes should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2025 and notes thereto included in its Annual Report on Form 20-F, filed with the SEC on April 8, 2026. In the opinion of the Partnership’s management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the financial position, operating results, and cash flows have been included in the financial statements for the periods presented. Interim results are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

1. Basis of Presentation and General Information (continued):

Segment Reporting

The Partnership’s vessel operations segment derives revenues from charterers under time charter agreements of its LNG vessels. The accounting policies of the vessel operations segment are the same as the Partnership’s accounting policies. The Partnership’s chief operating decision maker, or CODM, is the Chief Executive Officer. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Partnership as a whole and not on the basis of each vessel or charters. In addition, Partnership’s vessels regularly move between countries in international waters over many trade routes, it is neither practical nor meaningful to assign revenues or earnings from the transportation of international LNG by geographic area. As a result, the Partnership has determined that it has a single reportable segment. The CODM measures performance based on the Partnership’s overall return to the unitholders based on consolidated net income. The measure of segment assets is reported on the balance sheet as total consolidated assets. The CODM uses net income to evaluate segment assets in deciding whether to reinvest profits into the vessel operations segment or into other strategic activities, such as for acquisitions or to pay dividends. Consolidated expense information presented within the Consolidated Statements of Income are considered to be significant expenses as they are important to the Partnership’s segment and regularly reported to the CODM.

Concentration of Credit Risk

During the six-month periods ended June 30, 2026 and 2025, charterers that individually accounted for more than 10% of the Partnership’s cash revenues (excluding revenues from charterers relating to the value of the E.U. emission allowances) were as follows:

Charterer	2026	2025
A	35%	39%
B	36%	36%
C	23%	25%
Total	94%	100%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Partnership would have incurred if the aforementioned charterers failed completely to perform according to the terms of their respective charter parties, amounted to $793 and $478 as of June 30, 2026 and December 31, 2025, respectively.

Provision for Credit Losses

The amount shown as trade accounts receivable at each balance sheet date, mainly includes receivables from charterers for hire from lease agreements, net of any provision for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in dispute. Operating lease receivables under ASC 842 are not in scope of ASC 326 for assessment of credit loss. ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. Provision for doubtful accounts as of June 30, 2026 and December 31, 2025, was nil. Financial instruments, which may potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of each of its charterer’s financial condition and generally does not require collateral for its trade accounts receivable.